Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	$ 10,928	$ 1,844,103	$ (6,531,301)	$ (4,676,270)
Balance, shares at Dec. 31, 2012	10,928,099
Warrants issued in connection with Bridge Notes		150,367		150,367
Net Loss			(1,082,203)	(1,082,204)
Balance at Dec. 31, 2013	10,928	1,994,470	(7,613,504)	(5,608,106)
Balance, shares at Dec. 31, 2013	10,928,099
Warrants issued in connection with Notes Payable		2,312,755		2,312,755
Issuance of common stock, net of issuance costs	500	479,500		480,000
Issuance of common stock, net of issuance costs, shares	500,000
Shares issued to existing AFH Acquisition X, Inc. shareholders	3,854	(3,854)
Shares issued to existing AFH Acquisition X, Inc. shareholders, shares	3,853,600
Debt converted into common shares	2,658	2,488,350		2,491,008
Debt converted into common shares, shares	2,658,234
Warrants issued for Services		787,266		787,266
Stock Compensation		256,641		256,641
Common shares issued for collateral on note payable	6,329			6,329
Common shares issued for collateral on note payable, shares	6,329,114
Net Loss			(4,424,413)	(4,424,413)
Balance at Dec. 31, 2014	$ 24,269	$ 8,315,128	$ (12,037,917)	$ (3,698,520)
Balance, shares at Dec. 31, 2014	24,269,047